UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Strategic Income Fund

Annual Report
5.31.11

A look at performance

Total returns for the period ended May 31, 2011

	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-11

Class A	10.60	7.59	7.73	10.60	44.17	110.52	5.13

Class B	9.86	7.54	7.63	9.86	43.81	108.54	4.66

Class C	14.04	7.83	7.47	14.04	45.77	105.56	4.66

Class I1,2	16.36	8.97	8.60	16.36	53.67	128.24	5.75

Class R1[1,2]	15.68	8.21	7.83	15.68	48.38	112.57	5.02

Class R3[1,2]	15.73	8.25	7.88	15.73	48.61	113.49	5.16

Class R4[1,2]	16.06	8.57	8.20	16.06	50.83	119.93	5.45

Class R5[1,2]	16.34	8.87	8.52	16.34	52.98	126.41	5.73

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4 and Class R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-11 for Class R1 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5
Net (%)	0.99	1.69	1.69	0.48	1.23	0.99	0.73	0.49
Gross (%)	0.99	1.69	1.69	0.48	1.24	0.99	0.73	0.49

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Strategic Income Fund | Annual report

	Class B	Class C	Class I1,2	Class R1[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]

Start date	5-31-01	5-31-01	5-31-01	5-31-01	5-31-01	5-31-01	5-31-01

NAV	$20,854	$20,556	$22,824	$21,257	$21,349	$21,993	$22,641

POP	$20,854	$20,556	$22,824	$21,257	$21,349	$21,993	$22,641

Index	$17,599	$17,599	$17,599	$17,599	$17,599	$17,599	$17,599

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s Class I, Class R1, Class R3, Class R4 and Class R5 shares prospectuses.

2 8-18-86 is the inception date for the oldest class of shares, Class A shares. The inception dates for Class I and Class R1 shares are 9-4-01 and 8-5-03, respectively. The inception date for Class R3, Class R4 and Class R5 shares is 5-21-09. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Annual report | Strategic Income Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset management
(formerly MFC Global Investment Management (U.S.), LLC)1

Global bonds turned in mixed results during the 12-month period ended May 31, 2011, with riskier segments performing best. For this period, John Hancock Strategic Income Fund’s Class A shares posted a total return of 15.85% at net asset value. The Fund outpaced the average 11.53% return of its peer group, the multi-sector bond fund category, according to Morningstar, Inc. During the same one-year period, the broad Barclays Capital U.S. Aggregate Bond Index, the Fund’s benchmark, gained 5.84%.

Allocations within the bond market made the biggest contribution to the Fund’s outperformance of the benchmark. Specifically, an out-of-index exposure to high-yield bonds benefited performance most, because the sector was the best-performing of the bond market sectors in which the Fund invests. An out-of-index stake in emerging markets securities, which we steadily increased through the end of the period, also helped because this segment outpaced the benchmark. The Fund’s high-quality foreign government holdings were mainly in securities issued in commodity-driven countries including Sweden and Canada, which aided performance primarily due to the appreciation of their respective currencies relative to the U.S. dollar. The Fund’s underweight position in U.S. government and mortgage securities helped as well, although a comparatively low overall sensitivity to rising interest rates modestly detracted, as did holdings in Treasury futures. Fund results were helped by holdings in Build America Bonds, which are taxable securities issued by municipal issuers with federally subsidized interest rates, because the bonds rebounded strongly in 2011. Tactical moves among foreign currencies contributed modestly to the Fund’s results. It’s important to view the Fund’s hedges in tandem with its security investments; losses on one can be offset by gains on the other and vice versa. During the period, losses on currency forwards used for hedging were more than offset by gains on the portfolio’s securities denominated in a foreign currency and, in combination, there was a modest positive contribution to the Fund’s result.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. The Fund may not be appropriate for all investors. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on a particular sector of the economy, its performance may depend on the performance of those sectors.

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

8	Strategic Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2010 with the same investment held until May 31, 2011.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,079.40	$4.72

Class B	1,000.00	1,075.60	8.33

Class C	1,000.00	1,075.60	8.33

Class I	1,000.00	1,081.70	2.59

Class R1	1,000.00	1,078.70	5.91

Class R3	1,000.00	1,078.90	5.70

Class R4	1,000.00	1,080.30	4.30

Class R5	1,000.00	1,081.70	2.75

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Strategic Income Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2010, with the same investment held until May 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-10	on 5-31-11	period ended 5-31-11[1]

Class A	$1,000.00	$1,020.40	$4.58

Class B	1,000.00	1,016.90	8.10

Class C	1,000.00	1,016.90	8.10

Class I	1,000.00	1,022.40	2.52

Class R1	1,000.00	1,019.20	5.74

Class R3	1,000.00	1,019.40	5.54

Class R4	1,000.00	1,020.80	4.18

Class R5	1,000.00	1,022.30	2.67

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.91%, 1.61%, 1.61%, 0.50%, 1.14%, 1.10%, 0.83% and 0.53% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Strategic Income Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	56%	Common Stocks	3%

Foreign Government Obligations	21%	Convertible Bonds	3%

Term Loans	5%	Preferred Securities	2%

Collateralized Mortgage Obligations	4%	Asset-Backed Securities	1%

Municipal Bonds	4%	Capital Preferred Securities	1%

Sector Composition[1,2]

Financials	22%	Mortgage Bonds	4%

Foreign Government Obligations	21%	Revenue Bonds	4%

Consumer Discretionary	15%	Consumer Staples	3%

Industrials	8%	Health Care	2%

Materials	7%	Asset-Backed Securities	1%

Energy	6%	Information Technology	1%

Telecommunication Services	5%	Utilities	1%

Country Composition[1]

United States	53%	Germany	2%

Canada	7%	Indonesia	2%

United Kingdom	5%	Mexico	2%

Cayman Islands	4%	New Zealand	2%

Singapore	3%	Philippines	2%

Brazil	3%	Sweden	2%

South Korea	3%	Other Countries	8%

Australia	2%

Quality Distribution[1,3]

AAA	20%	B	23%

AA	8%	CCC & Below	12%

A	7%	Equities	5%

BBB	9%	Not Rated	3%

BB	13%

1 As a percentage of net assets on 5-31-11.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on a particular sector of the economy, it performance may depend on the performance of those sectors.

3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 5-31-11 and do not reflect subsequent downgrades, if any.

Annual report | Strategic Income Fund	11

Fund’s investments

As of 5-31-11

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 55.82%			$1,747,682,278

(Cost $1,608,055,102)

Consumer Discretionary 10.46%				327,584,215

Auto Components 1.27%

Allison Transmission, Inc., PIK (S)	11.250	11-01-15	$5,459,000	5,854,778

Allison Transmission, Inc. (S)	11.000	11-01-15	9,066,000	9,745,924

Allison Transmission, Inc. (S)	7.125	05-15-19	6,045,000	5,999,663

Exide Technologies (S)	8.625	02-01-18	4,280,000	4,547,500

Hyva Global BV (S)	8.625	03-24-16	3,490,000	3,577,250

Lear Corp., Series B, Escrow Certificates (I)	8.750	12-01-16	2,645,000	72,738

Lear Corp.	8.125	03-15-20	4,500,000	4,944,375

Tenneco, Inc.	6.875	12-15-20	3,185,000	3,264,625

The Goodyear Tire & Rubber Company	10.500	05-15-16	569,000	644,393

TRW Automotive, Inc. (S)	8.875	12-01-17	1,090,000	1,223,525

Auto Manufacturers 0.09%

Volvo Treasury AB (S)	5.950	04-01-15	2,590,000	2,887,259

Automobiles 0.15%

Chrysler Group LLC/CG Co-Issuer, Inc. (S)	8.250	06-15-21	2,600,000	2,593,500

Hyundai Capital America (S)	3.750	04-06-16	2,160,000	2,178,220

Food Products 0.19%

Simmons Foods, Inc. (S)	10.500	11-01-17	5,660,000	6,056,200

Hotels, Restaurants & Leisure 2.59%

Ameristar Casinos, Inc. (S)	7.500	04-15-21	2,115,000	2,194,313

CCM Merger, Inc. (S)	8.000	08-01-13	14,955,000	14,955,000

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	3,455,000	1,728

Great Canadian Gaming Corp. (S)	7.250	02-15-15	4,330,000	4,427,425

Jacobs Entertainment, Inc.	9.750	06-15-14	10,305,000	10,511,100

Landry’s Restaurants, Inc.	11.625	12-01-15	2,520,000	2,734,200

Landry’s Restaurants, Inc. (S)	11.625	12-01-15	1,235,000	1,339,975

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,639,000	1,475,100

Mandalay Resort Group	6.375	12-15-11	3,175,000	3,206,750

Mashantucket Western Pequot Tribe,
Series A (H)(S)	8.500	11-15-15	4,910,000	405,075

MGM Resorts International	9.000	03-15-20	1,300,000	1,446,250

Midwest Gaming Borrower LLC/Midwest
Finance Corp. (S)	11.625	04-15-16	660,000	712,800

Mohegan Tribal Gaming Authority (S)	11.500	11-01-17	780,000	811,200

Mohegan Tribal Gaming Authority	8.000	04-01-12	10,425,000	9,121,875

12	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Hotels, Restaurants & Leisure (continued)

Mohegan Tribal Gaming Authority	7.125	08-15-14	$5,540,000	$4,044,200

MTR Gaming Group, Inc.	12.625	07-15-14	6,735,000	7,105,425

Pokagon Gaming Authority (S)	10.375	06-15-14	4,236,000	4,347,195

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	1,315,000	1,380,750

Snoqualmie Entertainment Authority (S)	9.125	02-01-15	6,110,000	6,094,725

Waterford Gaming LLC (S)	8.625	09-15-14	5,118,242	2,429,375

Yonkers Racing Corp. (S)	11.375	07-15-16	2,209,000	2,432,661

Household Durables 0.10%

Beazer Homes USA, Inc. (S)	9.125	05-15-19	1,945,000	1,842,888

Standard Pacific Corp.	8.375	05-15-18	1,190,000	1,210,825

Household Products 0.15%

Reynolds Group Issuer, Inc. (S)	8.750	05-15-18	2,910,000	3,026,400

Reynolds Group Issuer, Inc. (S)	8.250	02-15-21	1,590,000	1,617,825

Media 4.79%

AMC Entertainment Holdings, Inc. (S)	9.750	12-01-20	6,565,000	6,967,106

AMC Entertainment, Inc.	8.750	06-01-19	2,135,000	2,292,456

AMC Entertainment, Inc.	8.000	03-01-14	7,640,000	7,716,400

Cablevision Systems Corp.	8.625	09-15-17	4,905,000	5,530,388

Cablevision Systems Corp.	8.000	04-15-20	3,700,000	4,060,750

Canadian Satellite Radio Holdings, Inc.	1.500	02-14-16	318,359	318,359

CCH II LLC/CCH II Capital Corp.	13.500	11-30-16	13,854,167	16,486,459

CCO Holdings LLC/CCO Holdings Capital Corp. (S)	7.000	01-15-19	1,475,000	1,502,656

CCO Holdings LLC/CCO Holdings Capital Corp.	7.000	01-15-19	2,455,000	2,507,169

Cinemark USA, Inc.	8.625	06-15-19	1,435,000	1,567,738

Cinemark USA, Inc. (S)	7.375	06-15-21	3,354,000	3,408,503

Citadel Broadcasting Corp. (S)	7.750	12-15-18	660,000	713,625

Clear Channel Communications, Inc.	10.750	08-01-16	12,425,000	11,928,000

Clear Channel Communications, Inc. (S)	9.000	03-01-21	2,980,000	2,987,450

Clear Channel Communications, Inc., PIK	11.000	08-01-16	15,074,084	14,169,639

Comcast Corp.	4.950	06-15-16	1,800,000	1,977,122

CSC Holdings LLC	8.500	06-15-15	3,680,000	3,992,800

Regal Cinemas Corp.	8.625	07-15-19	830,000	888,100

Regal Entertainment Group	9.125	08-15-18	1,445,000	1,535,313

Shaw Communications, Inc. (CAD)(D)	6.500	06-02-14	3,055,000	3,449,594

Shaw Communications, Inc. (CAD)(D)	6.100	11-16-12	9,000,000	9,804,273

Shaw Communications, Inc. (CAD)(D)	5.700	03-02-17	2,325,000	2,578,654

Shaw Communications, Inc. (CAD)(D)	5.500	12-07-20	3,155,000	3,300,465

Sirius XM Radio, Inc. (S)	8.750	04-01-15	12,710,000	14,203,425

SuperMedia, Inc., Escrow Certificates (I)	8.000	11-15-16	5,300,000	0

Videotron Ltee (CAD)(D)(S)	7.125	01-15-20	4,670,000	5,070,506

XM Satellite Radio, Inc. (S)	13.000	08-01-13	17,740,000	21,110,600

Young Broadcasting, Inc. (H)	10.000	03-01-11	1,410,000	0

Multiline Retail 0.38%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	4,600,000	5,046,807

Michaels Stores, Inc.	11.375	11-01-16	6,265,000	6,774,031

See notes to financial statements	Annual report | Strategic Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Specialty Retail 0.62%

Automotores Gildemeister SA (S)	8.250	05-24-21	$5,056,000	$5,201,360

Empire Today LLC/Empire Today Finance Corp. (S)	11.375	02-01-17	4,940,000	5,261,100

Giraffe Acquisition Corp. (S)	9.125	12-01-18	2,565,000	2,391,863

Hillman Group, Inc.	10.875	06-01-18	2,285,000	2,513,500

Hillman Group, Inc. (S)	10.875	06-01-18	885,000	973,500

Sonic Automotive, Inc.	9.000	03-15-18	1,130,000	1,206,275

Toys R Us Property Company LLC	8.500	12-01-17	1,575,000	1,687,219

Textiles, Apparel & Luxury Goods 0.13%

Phillips-Van Heusen Corp.	7.375	05-15-20	3,700,000	3,996,000

Consumer Staples 2.56%				80,085,628

Beverages 0.14%

Anheuser-Busch InBev Worldwide, Inc. (BRL)(D)	9.750	11-17-15	6,710,000	4,423,007

Commercial Services & Supplies 0.17%

ARAMARK Corp.	8.500	02-01-15	5,000,000	5,200,000

Food Products 1.41%

Arcor (S)	7.250	11-09-17	1,615,000	1,732,088

B&G Foods, Inc.	7.625	01-15-18	3,770,000	4,052,750

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	4,645,000	4,888,863

Del Monte Foods Company (S)	7.625	02-15-19	2,325,000	2,372,953

Grupo Bimbo SAB de CV (S)	4.875	06-30-20	4,945,000	5,025,702

JBS Finance II, Ltd. (S)	8.250	01-29-18	6,085,000	6,394,727

Marfrig Holding Europe BV (S)	8.375	05-09-18	6,295,000	6,210,018

TreeHouse Foods, Inc.	7.750	03-01-18	2,500,000	2,700,000

Viterra, Inc. (CAD)(D)	8.500	07-07-14	9,700,000	10,812,819

Household Products 0.46%

Diversey, Inc.	8.250	11-15-19	1,410,000	1,522,800

Yankee Candle Company, Inc., Series B	9.750	02-15-17	2,180,000	2,316,250

Yankee Candle Company, Inc.	8.500	02-15-15	9,010,000	9,381,663

YCC Holdings LLC/Yankee Finance, Inc., PIK (S)	10.250	02-15-16	1,050,000	1,081,500

Personal Products 0.38%

Hypermarcas SA (S)	6.500	04-20-21	10,605,000	10,578,488

Revlon Consumer Products Corp.	9.750	11-15-15	1,280,000	1,392,000

Energy 5.27%				165,028,387

Energy Equipment & Services 1.47%

Calfrac Holdings LP (S)	7.500	12-01-20	4,920,000	5,092,200

Forbes Energy Services, Ltd. (S)	9.000	06-15-19	3,160,000	3,167,900

Inkia Energy, Ltd. (S)	8.375	04-04-21	9,470,000	9,673,605

Offshore Group Investments, Ltd.	11.500	08-01-15	18,545,000	20,445,863

PHI, Inc.	8.625	10-15-18	4,875,000	5,179,688

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	2,490,000	2,626,950

Oil, Gas & Consumable Fuels 3.80%

Alpha Natural Resources, Inc.	6.250	06-01-21	7,524,000	7,655,670

Alpha Natural Resources, Inc.	6.000	06-01-19	1,030,000	1,036,438

Anadarko Petroleum Corp.	6.375	09-15-17	2,675,000	3,075,659

Bumi Investment Pte, Ltd. (S)	10.750	10-06-17	2,365,000	2,702,013

Drummond Company, Inc.	7.375	02-15-16	13,415,000	13,716,838

Ecopetrol SA	7.625	07-23-19	2,320,000	2,752,100

14	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Oil, Gas & Consumable Fuels (continued)

Energy Partners, Ltd. (S)	8.250	02-15-18	$2,405,000	$2,380,950

EV Energy Partners LP/EV Energy Finance Corp. (S)	8.000	04-15-19	4,535,000	4,716,400

Gibson Energy ULC/GEP Midstream
Finance Corp.	10.000	01-15-18	2,940,000	3,601,500

Harvest Operations Corp. (S)	6.875	10-01-17	545,000	574,975

Linn Energy LLC/Linn Energy Finance Corp.	8.625	04-15-20	2,725,000	2,983,875

MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.	6.500	08-15-21	3,095,000	3,129,819

McMoRan Exploration Company	11.875	11-15-14	7,415,000	8,045,275

Niska Gas Storage US LLC/Niska Gas Storage
Canada ULC	8.875	03-15-18	4,380,000	4,708,500

OGX Petroleo e Gas Participacoes SA (S)	8.500	06-01-18	9,440,000	9,461,365

Overseas Shipholding Group, Inc.	8.125	03-30-18	2,850,000	2,757,375

Pan American Energy LLC (S)	7.875	05-07-21	3,190,000	3,404,049

Pertamina Persero PT (S)	6.500	05-27-41	2,800,000	2,768,640

Pertamina Persero PT (S)	5.250	05-23-21	3,910,000	3,851,350

Petrobras International Finance Company	5.375	01-27-21	5,035,000	5,165,391

Petroleos Mexicanos	6.000	03-05-20	2,685,000	2,911,883

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	8,065,000	9,032,800

Regency Energy Partners LP/Regency Energy
Finance Corp.	9.375	06-01-16	7,000,000	7,945,000

Targa Resources Partners LP	8.250	07-01-16	1,895,000	2,018,175

Valero Energy Corp.	6.125	02-01-20	1,530,000	1,710,041

Valero Energy Corp.	4.500	02-01-15	1,530,000	1,649,075

Westmoreland Coal Company/
Westmoreland Partners (S)	10.750	02-01-18	4,915,000	5,087,025

Financials 17.59%				550,926,703

Capital Markets 1.81%

E*Trade Financial Corp.	6.750	06-01-16	4,260,000	4,260,000

Hongkong Land Treasury Services (Singapore)
Pte, Ltd. (SGD)(D)	3.860	12-29-17	4,000,000	3,456,021

Macquarie Group, Ltd. (S)	7.300	08-01-14	1,735,000	1,971,113

Morgan Stanley (BRL)(D)(S)	10.090	05-03-17	38,110,000	23,731,944

Morgan Stanley (BRL)(D)(S)	11.500	10-22-20	19,700,000	12,798,289

Temasek Financial I, Ltd. (SGD)(D)	3.265	02-19-20	12,250,000	10,440,166

Commercial Banks 2.45%

ANZ National International, Ltd. (SGD)(D)	2.950	07-27-15	11,000,000	9,170,915

Banco de Galicia y Buenos Aires (S)	8.750	05-04-18	6,505,000	6,537,525

Banco Votorantim SA (BRL)(D)(S)	6.250	05-16-16	10,930,000	7,009,554

BanColombia SA (S)	5.950	06-03-21	5,995,000	6,017,481

Bank of Moscow via BOM Capital PL (S)	6.699	03-11-15	2,780,000	2,941,101

First Tennessee Bank NA	5.050	01-15-15	1,624,000	1,705,565

GTB Finance B.V. (S)	7.500	05-19-16	3,010,000	3,070,501

M&I Marshall & Ilsley Bank	5.000	01-17-17	7,070,000	7,692,909

Regions Financial Corp.	7.375	12-10-37	1,875,000	1,842,848

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	3,400,000	3,597,353

Standard Chartered Bank (SGD)(D)	2.220	07-05-13	17,000,000	14,045,817

State Bank of India/London (S)	4.500	07-27-15	3,680,000	3,822,585

See notes to financial statements	Annual report | Strategic Income Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Commercial Banks (continued)

Synovus Financial Corp.	5.125	06-15-17	$1,595,000	$1,499,550

The Royal Bank of Scotland PLC (SGD)(D)(P)	1.871	03-31-14	6,250,000	5,058,079

The South Financial Group, Inc. (P)	1.674	09-01-37	975,000	809,250

Western Alliance Bancorp	10.000	09-01-15	1,675,000	1,804,813

Consumer Finance 0.13%

Discover Financial Services	10.250	07-15-19	3,100,000	4,133,779

Diversified Financial Services 10.20%

Alfa Bank OJSC Via Alfa Bond Issuance PLC (S)	7.750	04-28-21	3,550,000	3,630,976

Continental Trustees Cayman, Ltd. (7.375% to
10-7-20, then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	3,455,000	3,416,131

Corporacion Andina de Fomento	3.750	01-15-16	5,610,000	5,720,029

Council of Europe Development Bank (AUD)(D)	5.250	05-27-13	10,550,000	11,283,561

Crown Castle Towers LLC (S)	4.883	08-15-20	5,495,000	5,569,155

Eurofima (AUD)(D)	6.000	01-28-14	8,685,000	9,414,548

European Bank for Reconstruction &
Development (BRL)(D)	9.250	09-10-12	37,620,000	23,963,302

European Investment Bank (AUD)(D)	5.375	05-20-14	11,836,000	12,660,622

European Investment Bank (NOK)(D)	4.250	02-04-15	85,900,000	16,296,313

Export-Import Bank of Korea (INR)(D)(S)	6.500	01-25-12	221,000,000	4,884,618

General Electric Capital Australia Funding
Pty, Ltd. (AUD)(D)	7.000	10-08-15	2,600,000	2,843,232

General Electric Capital Australia Funding
Pty, Ltd. (AUD)(D)	6.500	11-15-11	7,900,000	8,464,038

General Electric Capital Corp. (SEK)(D)	4.875	04-05-16	69,000,000	11,364,242

General Electric Capital Corp., Series A (NZD)(D)	7.625	12-10-14	33,700,000	29,932,888

Gruposura Finance (S)	5.700	05-18-21	5,165,000	5,126,263

Inter-American Development Bank (AUD)(D)	5.375	05-27-14	13,790,000	14,778,617

Inter-American Development Bank (INR)(D)	4.750	01-10-14	330,650,000	7,206,107

Inter-American Development Bank, Series INTL
(NZD)(D)	7.250	05-24-12	20,555,000	17,599,073

Inter-American Development Bank, Series MPLE
(CAD)(D)	4.250	12-02-12	4,770,000	5,116,949

International Bank for Reconstruction &
Development (NZD)(D)	5.375	12-15-14	18,470,000	15,710,244

International Bank For Reconstruction &
Development (NOK)(D)	3.250	04-14-14	50,300,000	9,339,687

International Finance Corp. (AUD)(D)	7.500	02-28-13	9,510,000	10,550,562

Kreditanstalt fuer Wiederaufbau (IDR)(D)	7.000	10-22-12	146,400,000,000	17,367,494

Kreditanstalt fuer Wiederaufbau (AUD)(D)	6.000	08-20-20	14,600,000	15,372,115

Kreditanstalt fuer Wiederaufbau (AUD)(D)	5.750	05-13-15	22,750,000	24,477,671

Kreditanstalt fuer Wiederaufbau (NOK)(D)	4.000	12-15-14	38,410,000	7,243,627

Lancer Finance Company SPV, Ltd. (S)	5.850	12-12-16	1,008,429	1,040,234

Landry’s Holdings, Inc. (S)	11.500	06-01-14	8,440,000	8,440,000

Nationstar Mortgage/Nationstar Capital Corp. (S)	10.875	04-01-15	2,980,000	3,129,000

Offshore Group Investments, Ltd. (S)	11.500	08-01-15	3,160,000	3,476,000

Ono Finance II PLC (S)	10.875	07-15-19	750,000	832,500

TAM Capital, Inc.	7.375	04-25-17	3,135,000	3,182,025

16	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Insurance 1.33%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	$12,230,000	$13,453,000

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	1,560,000	1,653,600

CNO Financial Group, Inc. (S)	9.000	01-15-18	5,825,000	6,291,000

Genworth Financial, Inc.	7.700	06-15-20	792,000	839,785

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	7,580,000	6,964,125

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	2,770,000	2,839,250

MetLife, Inc.	6.400	12-15-36	7,010,000	6,987,926

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	2,585,000	2,669,013

Real Estate Investment Trusts 0.09%

DuPont Fabros Technology LP	8.500	12-15-17	2,465,000	2,714,581

Real Estate Management & Development 1.58%

CapitaMalls Asia Treasury, Ltd. (SGD)(D)	3.950	08-24-17	14,250,000	11,934,437

Country Garden Holdings Company (S)	11.125	02-23-18	2,090,000	2,178,825

Longfor Properties Company, Ltd. (S)	9.500	04-07-16	1,910,000	1,984,108

Realogy Corp. (S)	12.000	04-15-17	12,884,937	13,496,972

Realogy Corp. (S)	11.500	04-15-17	8,470,000	8,935,850

Realogy Corp. (S)	7.875	02-15-19	6,775,000	6,808,875

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	4,170,000	4,326,375

Health Care 1.44%				45,095,496

Biotechnology 0.07%

Giant Funding Corp. (S)	8.250	02-01-18	1,965,000	2,068,163

Health Care Equipment & Supplies 0.10%

Alere, Inc.	8.625	10-01-18	2,960,000	3,115,400

Health Care Providers & Services 0.94%

BioScrip, Inc.	10.250	10-01-15	6,320,000	6,564,900

Community Health Systems, Inc.	8.875	07-15-15	8,365,000	8,636,863

HCA, Inc.	8.500	04-15-19	10,000,000	11,187,500

LifePoint Hospitals, Inc. (S)	6.625	10-01-20	1,100,000	1,141,250

Vanguard Health Systems, Inc. (S)	Zero	02-01-16	2,930,000	1,893,513

Pharmaceuticals 0.33%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	6,107,726	6,191,707

PharmaNet Development Group, Inc. (S)	10.875	04-15-17	3,030,000	3,757,200

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	550,000	539,000

Industrials 5.85%				183,187,121

Aerospace & Defense 0.56%

Bombardier, Inc. (S)	7.750	03-15-20	2,350,000	2,655,500

Colt Defense LLC/Colt Finance Corp.	8.750	11-15-17	1,385,000	1,211,875

Hawker Beechcraft Acquisition Company LLC	8.500	04-01-15	6,381,000	5,375,993

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	3,010,000	3,311,000

TransDigm, Inc. (S)	7.750	12-15-18	4,620,000	4,908,750

See notes to financial statements	Annual report | Strategic Income Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Airlines 1.79%

America West Airlines 2001-1
Pass Through Trust	7.100	04-02-21	$4,781,929	$4,769,974

American Airlines 2011-1 Class B
Pass Through Trust (S)	7.000	01-31-18	4,245,000	4,096,425

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	2,776,290	2,817,934

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	3,653,696	3,799,844

Delta Air Lines, Inc. (S)	12.250	03-15-15	2,810,000	3,150,713

Delta Air Lines, Inc. (S)	9.500	09-15-14	6,032,000	6,499,480

Global Aviation Holdings, Inc.	14.000	08-15-13	8,740,000	8,565,200

TAM Capital 3, Inc. (S)	8.375	06-03-21	5,440,000	5,562,008

United Air Lines 2009-1 Pass Through Trust	10.400	11-01-16	2,186,435	2,489,693

United Air Lines 2009-2A Pass Through Trust	9.750	01-15-17	2,560,913	2,932,246

United Air Lines, Inc.	12.750	07-15-12	2,248,963	2,459,804

United Air Lines, Inc. (S)	12.000	11-01-13	7,305,000	7,889,400

United Air Lines, Inc. (S)	9.875	08-01-13	1,085,000	1,158,238

Building Products 0.40%

Euramax International, Inc. (S)	9.500	04-01-16	1,370,000	1,397,400

Nortek, Inc. (S)	10.000	12-01-18	5,125,000	5,330,000

Nortek, Inc. (S)	8.500	04-15-21	2,700,000	2,575,125

Rearden G Holdings EINS GmbH (S)	7.875	03-30-20	1,590,000	1,742,958

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,205,000	1,268,263

Commercial Services & Supplies 0.53%

Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.	9.625	03-15-18	2,675,000	2,935,813

Covanta Holding Corp.	7.250	12-01-20	7,700,000	8,273,173

Garda World Security Corp. (S)	9.750	03-15-17	5,000,000	5,350,000

Construction & Engineering 0.28%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	3,534,300	3,843,551

Tutor Perini Corp. (S)	7.625	11-01-18	4,835,000	4,804,781

Construction Materials 0.09%

Votorantim Cimentos SA (S)	7.250	04-05-41	2,865,000	2,829,188

Electrical Equipment 0.35%

Coleman Cable, Inc.	9.000	02-15-18	2,205,000	2,337,300

WPE International Cooperatief UA (S)	10.375	09-30-20	8,350,000	8,777,520

Industrial Conglomerates 0.51%

Grupo KUO SAB de CV (S)	9.750	10-17-17	6,175,000	6,715,313

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	2,550,000	2,732,024

Mega Advance Investments, Ltd. (S)	5.000	05-12-21	3,925,000	3,849,024

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	2,000,000	2,028,000

Smiths Group PLC (S)	7.200	05-15-19	520,000	599,727

Machinery 0.25%

Lonking Holdings Ltd. (S)	8.500	06-03-16	5,440,000	5,412,037

Thermadyne Holdings Corp. (S)	9.000	12-15-17	2,435,000	2,587,188

18	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Marine 0.19%

Navios Maritime Holdings, Inc./Navios Maritime
Finance II U.S., Inc. (S)	8.125	02-15-19	$4,310,000	$4,310,000

Navios South American Logistics, Inc./Navios
Logistics Finance (S)	9.250	04-15-19	1,595,000	1,626,900

Professional Services 0.03%

CDRT Merger Sub, Inc. (S)	8.125	06-01-19	1,055,000	1,064,231

Road & Rail 0.68%

B-Corp Merger Sub, Inc. (S)	8.250	06-01-19	2,575,000	2,603,969

Kansas City Southern de Mexico SA de CV	8.000	02-01-18	3,000,000	3,322,500

RailAmerica, Inc.	9.250	07-01-17	2,664,000	2,950,380

Swift Services Holdings, Inc. (S)	10.000	11-15-18	4,390,000	4,872,900

Western Express, Inc. (S)	12.500	04-15-15	7,730,000	7,517,425

Transportation Infrastructure 0.19%

SCF Capital, Ltd. (S)	5.375	10-27-17	5,880,000	5,876,354

Information Technology 0.85%				26,519,000

Computers & Peripherals 0.19%

Seagate HDD Cayman (S)	7.000	11-01-21	5,960,000	6,049,400

Electronic Equipment, Instruments & Components 0.09%

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	2,390,000	2,664,850

IT Services 0.30%

Brightstar Corp. (S)	9.500	12-01-16	6,890,000	7,372,300

Equinix, Inc.	8.125	03-01-18	1,810,000	1,954,800

Software 0.27%

First Data Corp. (S)	8.875	08-15-20	3,080,000	3,341,800

Vangent, Inc.	9.625	02-15-15	5,085,000	5,135,850

Materials 6.44%				201,632,885

Chemicals 0.78%

American Pacific Corp.	9.000	02-01-15	5,765,000	5,649,700

Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	2,770,000	2,829,555

Braskem Finance, Ltd. (S)	7.000	05-07-20	4,225,000	4,645,388

Braskem Finance, Ltd. (S)	5.750	04-15-21	1,755,000	1,755,000

Ferro Corp.	7.875	08-15-18	1,760,000	1,870,000

Fufeng Group, Ltd. (S)	7.625	04-13-16	7,310,000	6,889,675

Rhodia SA (S)	6.875	09-15-20	555,000	647,269

Construction Materials 0.12%

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	3,740,000	3,763,562

Containers & Packaging 1.05%

AEP Industries, Inc. (S)	8.250	04-15-19	4,050,000	4,131,000

Berry Plastics Corp.	9.750	01-15-21	2,560,000	2,563,200

Berry Plastics Corp.	8.250	11-15-15	5,255,000	5,635,988

Cascades, Inc.	7.875	01-15-20	1,695,000	1,788,225

Graham Packaging Company LP/GPC Capital
Corp. I	9.875	10-15-14	1,035,000	1,073,813

Graham Packaging Company LP/GPC Capital
Corp. I	8.250	01-01-17	2,730,000	2,968,875

See notes to financial statements	Annual report | Strategic Income Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Containers & Packaging (continued)

Graham Packaging Company LP/GPC Capital
Corp. I	8.250	10-01-18	$1,090,000	$1,188,100

Graphic Packaging International, Inc.	9.500	06-15-17	4,290,000	4,783,350

Graphic Packaging International, Inc.	7.875	10-01-18	761,000	829,490

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	2,440,000	2,696,200

Packaging Dynamics Corp. (S)	8.750	02-01-16	2,495,000	2,610,394

Polymer Group, Inc. (S)	7.750	02-01-19	930,000	957,900

Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04-01-16	1,765,000	1,811,331

Metals & Mining 2.57%

APERAM (S)	7.750	04-01-18	2,880,000	2,973,600

China Oriental Group Company, Ltd. (S)	7.000	11-17-17	3,570,000	3,471,825

CSN Islands XI Corp. (S)	6.875	09-21-19	1,560,000	1,712,100

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,170,000	2,137,450

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	3,550,000	3,589,938

Gerdau Trade, Inc. (S)	5.750	01-30-21	8,275,000	8,295,688

Metinvest BV (S)	8.750	02-14-18	5,905,000	6,258,769

Midwest Vanadium Pty, Ltd. (S)	11.500	02-15-18	10,255,000	10,511,375

Rain CII Carbon LLC/CII Carbon Corp. (S)	8.000	12-01-18	15,830,000	16,977,675

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	2,500,000	3,333,988

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	3,985,000	4,937,885

Teck Resources, Ltd.	10.750	05-15-19	1,385,000	1,764,075

Vale Overseas, Ltd.	4.625	09-15-20	2,100,000	2,087,810

Vedanta Resources PLC (S)	8.250	06-07-21	7,492,000	7,515,059

Winsway Coking Coal Holding, Ltd. (S)	8.500	04-08-16	4,920,000	4,809,300

Paper & Forest Products 1.92%

AbitibiBowater, Inc. (S)	10.250	10-15-18	5,265,000	5,798,081

Celulosa Arauco y Constitucion SA	5.000	01-21-21	2,970,000	2,969,370

Grupo Papelero Scribe SA (S)	8.875	04-07-20	1,870,000	1,771,825

International Paper Company	7.950	06-15-18	2,990,000	3,643,058

Longview Fibre Paper & Packaging, Inc. (S)	8.000	06-01-16	3,215,000	3,263,225

Mercer International, Inc.	9.500	12-01-17	3,280,000	3,595,700

NewPage Corp.	11.375	12-31-14	18,100,000	17,466,500

PE Paper Escrow GmbH (S)	12.000	08-01-14	1,055,000	1,215,888

Sappi Papier Holding AG (S)	7.500	06-15-32	6,169,000	5,721,748

Suzano Trading, Ltd. (S)	5.875	01-23-21	8,275,000	8,212,938

Verso Paper Holdings LLC/Verso Paper, Inc. (S)	8.750	02-01-19	6,510,000	6,510,000

Telecommunication Services 4.26%				133,320,330

Communications Equipment 0.11%

Sable International Finance, Ltd. (S)	7.750	02-15-17	1,590,000	1,637,700

SingTel Group Treasury Pte, Ltd. (SGD)(D)	3.488	04-08-20	2,250,000	1,897,436

Diversified Telecommunication Services 2.27%

Affinion Group Holdings, Inc. (S)	11.625	11-15-15	3,970,000	4,019,625

Axtel SAB de CV (S)	9.000	09-22-19	4,960,000	4,922,800

Axtel SAB de CV (S)	7.625	02-01-17	6,250,000	6,000,000

Broadview Networks Holdings, Inc.	11.375	09-01-12	4,500,000	4,410,000

Cincinnati Bell, Inc.	8.750	03-15-18	4,225,000	4,077,125

Frontier Communications Corp.	8.500	04-15-20	4,035,000	4,423,369

20	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Telecommunication Services (continued)

Frontier Communications Corp.	7.125	03-15-19	$2,770,000	$2,863,488

GXS Worldwide, Inc.	9.750	06-15-15	4,595,000	4,675,413

Intelsat Luxembourg SA	11.250	02-04-17	12,170,000	13,143,600

Intelsat Luxembourg SA, PIK (S)	11.500	02-04-17	4,825,000	5,229,094

Level 3 Financing, Inc.	10.000	02-01-18	890,000	963,425

Satmex Escrow SA de CV (S)	9.500	05-15-17	4,452,000	4,563,300

Virgin Media Secured Finance PLC (S)	5.250	01-15-21	2,210,000	2,311,415

West Corp.	11.000	10-15-16	8,705,000	9,346,994

Wireless Telecommunication Services 1.88%

American Tower Corp.	7.000	10-15-17	3,500,000	4,025,000

Bakrie Telecom Pte, Ltd. (S)	11.500	05-07-15	6,090,000	6,364,050

CC Holdings GS V LLC/Crown Castle
GS III Corp. (S)	7.750	05-01-17	2,365,000	2,598,544

Data & Audio Visual Enterprises Wireless, Inc.
(CAD)(D)	9.500	04-29-18	3,820,000	3,952,676

Digicel Group, Ltd. (S)	8.875	01-15-15	1,275,000	1,313,250

Digicel, Ltd. (S)	8.250	09-01-17	6,535,000	6,861,750

Grupo Iusacell SA de CV (H)(S)	10.000	12-31-13	2,359,588	1,002,825

Nextel Communications, Inc., Series D	7.375	08-01-15	8,000,000	8,050,000

NII Capital Corp.	10.000	08-15-16	2,025,000	2,323,688

NII Capital Corp.	8.875	12-15-19	2,830,000	3,134,225

SBA Tower Trust (S)	5.101	04-15-17	4,770,000	4,972,725

Sprint Capital Corp.	8.750	03-15-32	6,820,000	7,527,575

Sprint Capital Corp.	8.375	03-15-12	6,405,000	6,709,238

Utilities 1.10%				34,302,513

Electric Utilities 0.72%

Appalachian Power Company	5.000	06-01-17	2,305,000	2,492,053

Centrais Eletricas do Para SA (S)	10.500	06-03-16	4,275,000	4,180,346

Cia de Eletricidade do Estado da Bahia (BRL)(D)	11.750	04-27-16	7,900,000	5,370,147

Dubai Electricity & Water Authority (S)	7.375	10-21-20	4,890,000	5,036,700

Texas Competitive Electric Holdings Company
LLC/TCEH Finance, Inc. (S)	11.500	10-01-20	1,795,000	1,817,438

United Maritime Group LLC	11.750	06-15-15	3,425,000	3,596,250

Independent Power Producers & Energy Traders 0.19%

AES Andres Dominicana/Itabo Dominicana (S)	9.500	11-12-20	4,065,000	4,335,323

Listrindo Capital BV (S)	9.250	01-29-15	1,435,000	1,609,711

Multi-Utilities 0.08%

Dominion Resources, Inc.	5.600	11-15-16	2,305,000	2,618,107

Water Utilities 0.11%

Cia de Saneamento Basico do Estado de
Sao Paulo (S)	6.250	12-16-20	3,175,000	3,246,438

Convertible Bonds 2.90%				$90,834,690

(Cost $67,429,069)

Consumer Discretionary 1.28%				40,181,501

Automobiles 0.59%

Ford Motor Company	4.250	11-15-16	$10,235,000	18,589,319

See notes to financial statements	Annual report | Strategic Income Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Household Durables 0.06%

D.R. Horton, Inc.	2.000	05-15-14	$1,710,000	$1,964,363

Media 0.63%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	12,735,000	19,627,819

Consumer Staples 0.10%				3,004,006

Tobacco 0.10%

Alliance One International, Inc.	5.500	07-15-14	2,885,000	3,004,006

Energy 0.13%				4,183,763

Oil, Gas & Consumable Fuels 0.13%

Chesapeake Energy Corp.	2.500	05-15-37	1,710,000	1,895,963

Chesapeake Energy Corp.	2.250	12-15-38	2,460,000	2,287,800

Financials 0.24%				7,563,594

Capital Markets 0.17%

Ares Capital Corp. (S)	5.750	02-01-16	1,735,000	1,813,075

Janus Capital Group, Inc.	3.250	07-15-14	3,110,000	3,479,313

Real Estate Investment Trusts 0.07%

ProLogis	3.250	03-15-15	1,935,000	2,271,206

Health Care 0.11%				3,481,400

Biotechnology 0.04%

Gilead Sciences, Inc. (S)	1.000	05-01-14	1,220,000	1,367,925

Health Care Equipment & Supplies 0.07%

Teleflex, Inc.	3.875	08-01-17	1,820,000	2,113,475

Industrials 0.57%				17,835,075

Airlines 0.36%

Continental Airlines, Inc.	4.500	01-15-15	2,815,000	4,166,200

United Continental Holdings, Inc.	4.500	06-30-21	7,130,000	7,157,094

Trading Companies & Distributors 0.21%

United Rentals, Inc.	4.000	11-15-15	2,535,000	6,511,781

Materials 0.10%				2,941,313

Containers & Packaging 0.10%

Owens-Brockway Glass Container, Inc. (S)	3.000	06-01-15	2,835,000	2,941,313

Telecommunication Services 0.37%				11,644,038

Wireless Telecommunication Services 0.37%

Clearwire Communications LLC/Clearwire
Finance, Inc. (S)	8.250	12-01-40	11,615,000	11,644,038

Municipal Bonds 3.63%				$113,800,098

(Cost $108,204,606)

California 0.90%				28,306,092
Bay Area Toll Authority	7.043	04-01-50	$3,110,000	3,478,006

California State Public Works Board, Series G2	8.361	10-01-34	6,040,000	6,591,271

County of Siskiyou	6.100	06-01-37	2,375,000	2,283,064

Los Angeles County Public Works
Financing Authority	7.488	08-01-33	3,845,000	4,224,155

Los Angeles Department of Water & Power	6.603	07-01-50	4,050,000	4,449,249

Modesto Irrigation District Financing Authority	7.204	10-01-40	3,115,000	3,290,063

22	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
California (continued)
San Diego County Regional Airport Authority	6.628	07-01-40	$1,095,000	$1,116,451

State of California	6.200	10-01-19	2,595,000	2,873,833

District of Columbia 0.28%				8,678,632
District of Columbia Water & Sewer Authority	5.522	10-01-44	4,265,000	4,289,609

Metropolitan Washington Airports Authority,
Series D	8.000	10-01-47	4,395,000	4,389,023

Florida 0.25%				7,900,298
County of Sarasota	7.401	10-01-40	6,225,000	6,859,328

Florida Governmental Utility Authority	7.084	10-01-40	1,000,000	1,040,970

Georgia 0.17%				5,420,988
Municipal Electric Authority of Georgia	7.055	04-01-57	5,605,000	5,420,988

Hawaii 0.05%				1,701,029
University of Hawaii	6.034	10-01-40	1,645,000	1,701,029

Illinois 0.09%				2,707,027
City of Chicago	7.168	01-01-41	2,665,000	2,707,027

Massachusetts 0.03%				1,073,943
Commonwealth of Massachusetts	5.731	06-01-40	975,000	1,073,943

Michigan 0.09%				2,655,906
County of Wayne	10.000	12-01-40	2,445,000	2,655,906

Nevada 0.05%				1,391,225
County of Clark	6.000	07-01-28	1,375,000	1,391,225

New Jersey 0.17%				5,351,473
New Jersey Transportation Trust Fund Authority	6.104	12-15-28	5,195,000	5,351,473

New York 0.41%				12,789,336
City of New York	6.271	12-01-37	2,440,000	2,748,880

City of New York	5.517	10-01-37	4,295,000	4,395,331

City of New York	5.206	10-01-31	3,005,000	2,896,520

Port Authority of New York & New Jersey	5.647	11-01-40	2,645,000	2,748,605

Ohio 0.37%				11,677,456
American Municipal Power-Ohio, Inc.	8.084	02-15-50	4,875,000	6,244,778

American Municipal Power-Ohio, Inc.	5.939	02-15-47	5,475,000	5,432,678

Oklahoma 0.14%				4,335,094
Grand River Dam Authority	7.155	06-01-40	4,100,000	4,335,094

Pennsylvania 0.14%				4,289,638
Pennsylvania Turnpike Commission	5.511	12-01-45	4,530,000	4,289,638

Texas 0.31%				9,814,490
City of San Antonio	5.808	02-01-41	4,435,000	4,600,159

Dallas Area Rapid Transit	5.022	12-01-48	3,145,000	3,086,126

Dallas-Fort Worth International Airport
Facilities Improvement	7.000	01-01-16	2,090,000	2,128,205

Virginia 0.15%				4,666,850
Virginia Resources Authority	6.290	11-01-40	4,445,000	4,666,850

See notes to financial statements	Annual report | Strategic Income Fund	23

		Maturity
	Rate (%)	date	Par value	Value
Washington 0.03%				$1,040,621
Washington State Convention Center Public
Facilities District	6.790	07-01-40	$1,025,000	1,040,621

Foreign Government Obligations 21.55%			$674,707,107

(Cost $621,430,188)

Argentina 0.93%				29,168,710
Provincia de Buenos Aires (S)	11.750	10-05-15	$5,560,000	5,819,652

Provincia de Buenos Aires (S)	10.875	01-26-21	3,735,000	3,494,235

Provincia de Cordoba (S)	12.375	08-17-17	3,990,000	4,169,550

Provincia de Neuquen Argentina (S)	7.875	04-26-21	6,470,000	6,615,575

Republic of Argentina	8.750	06-02-17	6,805,000	7,026,163

Republic of Argentina	7.000	10-03-15	2,110,000	2,043,535

Australia 0.89%				27,760,327
New South Wales Treasury Corp. (AUD)(D)	6.000	04-01-16	9,572,000	10,495,024

New South Wales Treasury Corp., Series 12
(AUD)(D)	6.000	05-01-12	16,017,000	17,265,303

Canada 4.49%				140,439,681
Canada Housing Trust (CAD)(D)(S)	4.800	06-15-12	2,340,000	2,500,758

Canada Housing Trust (CAD)(D)(S)	2.750	06-15-16	6,900,000	7,183,022

Government of Canada (CAD)(D)	4.000	06-01-16	15,295,000	17,029,175

Government of Canada (CAD)(D)	3.000	12-01-15	17,010,000	18,117,489

Government of Canada (CAD)(D)	2.000	06-01-16	10,825,000	10,994,272

Ontario School Boards Financing Corp.,
Series 01A2 (CAD)(D)	6.250	10-19-16	8,485,000	10,094,947

Province of Ontario (NZD)(D)	6.250	06-16-15	30,690,000	26,647,574

Province of Ontario (CAD)(D)	4.750	06-02-13	14,000,000	15,291,263

Province of Ontario (CAD)(D)	4.500	03-08-15	8,915,000	9,897,182

Province of Ontario	3.150	12-15-17	6,960,000	7,147,662

Province of Quebec (CAD)(D)	5.250	10-01-13	14,000,000	15,536,337

Indonesia 1.54%				48,139,079
Republic of Indonesia (IDR)(D)	14.250	06-15-13	36,000,000,000	4,884,536

Republic of Indonesia (IDR)(D)	12.500	03-15-13	27,675,000,000	3,604,740

Republic of Indonesia (IDR)(D)	10.000	07-15-17	80,270,000,000	10,776,954

Republic of Indonesia (IDR)(D)	9.500	06-15-15	137,720,000,000	17,716,902

Republic of Indonesia (IDR)(D)	9.500	07-15-31	47,400,000,000	5,890,289

Republic of Indonesia (IDR)(D)	8.250	07-15-21	5,900,000,000	727,183

Republic of Indonesia (S)	5.875	03-13-20	4,140,000	4,538,475

Malaysia 0.42%				13,129,507
Government of Malaysia (MYR)(D)	3.835	08-12-15	38,950,000	13,129,507

Mexico 0.60%				18,808,136
Government of Mexico	11.375	09-15-16	3,800,000	5,415,000

Government of Mexico (MXN)(D)	7.500	06-21-12	150,685,800	13,393,136

New Zealand 1.01%				31,513,731
Government of New Zealand, Series 1217
(NZD)(D)	6.000	12-15-17	35,720,000	31,513,731

24	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Norway 0.76%			$23,883,800
Government of Norway (NOK)(D)	5.000	05-15-15	$92,202,000	18,668,000

Government of Norway (NOK)(D)	4.500	05-22-19	25,741,000	5,215,800

Peru 0.07%				2,335,300
Republic of Peru	7.350	07-21-25	1,930,000	2,335,300

Philippines 1.72%				53,978,908
Republic of Philippines (PHP)(D)	8.125	12-16-35	1,343,408,480	32,021,660

Republic of Philippines (PHP)(D)	5.875	12-16-20	609,320,800	13,718,690

Republic of Philippines (PHP)(D)	4.950	01-15-21	352,000,000	8,238,558

Singapore 1.75%				54,914,430
Republic of Singapore (SGD)(D)	3.250	09-01-20	29,690,000	25,772,369

Republic of Singapore (SGD)(D)	2.875	07-01-15	10,300,000	8,990,877

Republic of Singapore (SGD)(D)	1.625	04-01-13	17,300,000	14,324,052

Republic of Singapore (SGD)(D)	1.375	10-01-14	7,000,000	5,827,132

South Korea 2.49%				77,851,711
Korea Development Bank	4.375	08-10-15	1,530,000	1,622,149

Korea Development Bank (SGD)(D)	2.440	05-25-12	4,250,000	3,474,349

Republic of Korea (KRW)(D)	5.000	06-10-20	11,735,000,000	11,513,338

Republic of Korea (KRW)(D)	4.000	03-10-16	18,800,000,000	17,503,834

Republic of Korea, Series 1212 (KRW)(D)	4.250	12-10-12	1,100,000,000	1,030,093

Republic of Korea, Series 1809 (KRW)(D)	5.750	09-10-18	41,930,000,000	42,707,948

Sweden 1.63%				51,197,688
Kingdom of Sweden (SEK)(D)	3.750	08-12-17	82,930,000	14,152,570

Kingdom of Sweden, Series 1047 (SEK)(D)	5.000	12-01-20	110,425,000	20,922,142

Svensk Exportkredit AB (NZD)(D)	7.625	06-30-14	18,040,000	16,122,976

Ukraine 0.11%				3,309,413
Government of Ukraine (S)	7.950	02-23-21	2,400,000	2,472,000

Government of Ukraine (S)	7.750	09-23-20	815,000	837,413

United Kingdom 3.14%				98,276,686
Government of United Kingdom (GBP)(D)	4.750	03-07-20	42,095,000	77,386,833

Government of United Kingdom (GBP)(D)	3.750	09-07-20	12,285,000	20,889,853

Term Loans (M) 4.45%			$139,360,363

(Cost $137,739,111)

Consumer Discretionary 1.63%				51,216,825

Hotels, Restaurants & Leisure 0.90%

Caesars Entertainment Corp. (T)	—	01-28-15	$9,525,000	8,863,013

Caesars Entertainment Operating Company,
Inc. (T)	—	01-26-18	2,900,000	2,711,547

CCM Merger, Inc.	7.000	03-01-17	1,710,000	1,733,085

East Valley Tourist Development Authority	12.000	08-06-12	536,589	444,027

Kalispel Tribal Economic Authority	7.500	02-22-17	6,900,000	6,796,500

Las Vegas Sands LLC (T)	—	11-23-16	3,247,334	3,190,506

Las Vegas Sands LLC (T)	—	11-23-16	647,468	636,137

Travelport LLC (T)	—	08-21-15	3,859,649	3,717,668

See notes to financial statements	Annual report | Strategic Income Fund	25

		Maturity
	Rate (%)	date	Par value	Value
Media 0.51%

Clear Channel Communications, Inc.	3.841	01-28-16	$8,200,550	$7,167,510

Dex Media West LLC	7.000	10-24-14	1,532,280	1,352,876

Hubbard Boardcasting, Inc. (T)	—	04-30-18	690,000	700,350

Mood Media Corp.	11.000	10-31-18	1,055,000	1,049,725

Mood Media Corp.	7.750	04-30-18	2,950,000	2,935,250

Vertis, Inc.	11.750	12-31-15	3,112,600	2,918,063

Multiline Retail 0.13%

Michaels Stores, Inc.	2.563	10-31-13	4,228,080	4,172,037

Personal Products 0.09%

Revlon Consumer Products Corp. (T)	—	12-01-17	2,825,000	2,828,531

Consumer Staples 0.05%				1,520,625

Food & Staples Retailing 0.05%

Great Atlantic & Pacific Tea Company	8.750	06-15-12	1,500,000	1,520,625

Financials 0.27%				8,425,020

Real Estate Investment Trusts 0.10%

iStar Financial, Inc.	7.000	06-30-14	3,240,000	3,263,720

Real Estate Management & Development 0.17%

Realogy Corp.	13.500	10-15-17	1,105,000	1,171,300

Realogy Corp. (T)	—	10-10-13	4,200,000	3,990,000

Health Care 0.39%				12,150,081

Health Care Providers & Services 0.39%

Cardinal Health, Inc.	2.441	04-10-14	4,359,478	4,238,502

Community Health Systems, Inc.	2.504	07-25-14	3,784,753	3,655,598

Community Health Systems, Inc.	2.204	07-25-14	243,046	234,752

National Mentor Holdings, Inc. (T)	—	02-09-17	4,025,000	4,021,229

Industrials 0.84%				26,276,693

Aerospace & Defense 0.13%

Hawker Beechcraft Acquisition Company LLC	2.307	03-26-14	280,187	245,899

Hawker Beechcraft Acquisition Company LLC	2.223	03-26-14	4,531,010	3,976,528

Airlines 0.59%

Delta Air Lines, Inc.	5.500	04-20-17	7,800,000	7,717,125

US Airways Group, Inc.	2.694	03-21-14	11,706,035	10,738,660

Trading Companies & Distributors 0.12%

Bourland & Leverich Supply Company LLC	11.000	08-13-15	3,427,125	3,598,481

Information Technology 0.12%				3,808,602

Software 0.12%

First Data Corp.	4.195	03-23-18	3,562,924	3,323,235

First Data Corp.	2.945	09-24-14	519,167	485,367

Materials 0.21%				6,557,293

Containers & Packaging 0.21%

Consolidated Container Company LLC	5.688	09-28-14	7,330,000	6,557,293

26	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Telecommunication Services 0.74%				$23,173,353

Diversified Telecommunication Services 0.74%

Intelsat Jackson Holdings SA	5.250	04-02-18	$5,175,000	5,204,466

Intelsat Jackson Holdings SA	3.285	02-02-14	6,400,000	6,436,442

LightSquared LP (T)	—	10-01-14	6,333,903	6,808,945

Unitek Global Services	9.750	04-16-18	4,700,000	4,723,500

Utilities 0.20%				6,231,871

Electric Utilities 0.20%

Texas Competitive Electric Holdings
Company LLC	4.738	10-10-17	3,809,503	3,005,698

Texas Competitive Electric Holdings
Company LLC	3.706	10-10-14	3,809,503	3,226,173

Capital Preferred Securities 1.22%				$38,173,031

(Cost $34,953,703)

Financials 1.22%				38,173,031

Commercial Banks 1.17%

BB&T Capital Trust IV (6.820% to 6-12-37
then 3 month LIBOR + 2.110% quarterly or
1 month LIBOR + 2.108%)	6.820	06-12-57	$2,337,000	2,389,583

Fifth Third Capital Trust IV (6.500% to
4-15-17 then 3 month LIBOR + 1.368%)	6.500	04-15-37	3,435,000	3,409,238

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,280,000	2,097,600

First Tennessee Capital II	6.300	04-15-34	870,000	828,675

PNC Preferred Funding Trust III (8.700% to
3-15-13 then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03-15-13	600,000	640,422

SunTrust Capital VIII (6.100% to 12-15-36,
then 1 month LIBOR + 1.965%)	6.100	12-15-36	8,280,000	8,197,200

Wachovia Capital Trust III (P)(Q)	5.570	07-11-11	20,675,000	19,134,713

Diversified Financial Services 0.05%

Susquehanna Capital II	11.000	03-23-40	1,360,000	1,475,600

Collateralized Mortgage Obligations 4.00%				$125,285,704

(Cost $105,556,839)

Commercial & Residential 3.38%				105,895,442
American Home Mortgage Assets
Series 2006-6, Class XP IO	2.354	12-25-46	$43,823,478	2,896,210

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	1,285,000	1,373,502

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.851	02-25-37	3,324,686	3,302,743

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.654	09-20-46	25,083,966	1,628,617

Downey Savings & Loan Association Mortgage
Loan Trust
Series 2005-AR2, Class X2 IO	2.529	03-19-45	77,898,883	3,302,998

See notes to financial statements	Annual report | Strategic Income Fund	27

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class G (S)	7.874	05-15-37	$5,040,000	$5,180,772

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4 (P)	5.881	07-10-38	9,865,000	10,999,164

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.717	09-25-35	7,048,833	6,280,538

Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.378	09-19-35	25,731,727	1,319,070
Series 2007-3, Class ES IO	0.350	05-19-47	52,679,557	347,685
Series 2007-4, Class ES IO	0.350	07-19-47	64,672,795	355,700
Series 2007-6, Class ES IO (S)	0.342	08-19-37	43,778,247	281,056

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.212	10-25-36	61,189,932	3,059,497
Series 2005-AR18, Class 2X IO	1.896	10-25-36	66,751,079	3,337,554

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	5.870	04-15-45	9,905,000	10,406,001

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	9,125,000	9,560,859

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	1,645,000	1,790,326

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	9,050,957

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.655	10-25-34	4,093,293	3,656,711
Series 2004-9, Class 1A (P)	5.961	11-25-34	4,562,928	4,404,352

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.551	12-25-33	4,775,606	4,570,145

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.619	10-25-45	178,441,410	8,666,507
Series 2005-AR13, Class B1 (P)	0.794	10-25-45	4,908,607	1,002,225
Series 2005-AR6, Class B1 (P)	0.794	04-25-45	7,827,968	1,200,842

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.102	04-25-35	8,486,702	7,921,411

U.S. Government Agency 0.62%				19,390,262

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	11,771,035	2,826,799
Series 402, Class 3 IO	4.000	11-25-39	8,987,471	1,911,045
Series 402, Class 4 IO	4.000	10-25-39	15,575,251	3,224,271
Series 402, Class 7 IO	4.500	11-25-39	19,825,718	4,730,400
Series 407, Class 7 IO	5.000	03-25-41	18,775,275	4,599,942
Series 407, Class 8 IO	5.000	03-25-41	8,672,197	2,097,805

Asset Backed Securities 0.95%				$29,800,345

(Cost $27,737,490)

Aircraft Certificate Owner Trust
Series 2003-1A, Class E (S)	7.001	09-20-22	$2,030,000	1,887,900

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	7,725,000	7,879,500
Series 2007-1, Class A2 (S)	5.261	04-25-37	7,777,000	7,893,655

28	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD)(D)(S)	1.926	06-15-13	$4,340,645	$4,487,327

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	7,595,000	7,651,963

			Shares	Value
Common Stocks 2.74%				$85,761,942

(Cost $70,574,837)

Consumer Discretionary 0.67%				20,972,104

Auto Components 0.00%

Lear Corp.			137	6,962

Hotels, Restaurants & Leisure 0.02%

Greektown Superholdings, Inc. (I)(V)			8,564	603,762

Media 0.65%

Charter Communications, Inc., Class A (I)			204,059	11,527,293

Citadel Broadcasting Corp., Class A (I)			11,750	396,563

Citadel Broadcasting Corp., Class B (I)			79,950	2,718,300

Dex One Corp. (I)			16,038	37,529

SuperMedia, Inc. (I)			29,833	129,475

Vertis Holdings, Inc. (I)			300,120	5,552,220

Energy 0.20%				6,151,212

Oil, Gas & Consumable Fuels 0.20%

OGX Petroleo e Gas Participacoes SA (I)			604,301	6,151,212

Financials 1.34%				41,831,545

Capital Markets 0.29%

Apollo Investment Corp.			263,117	3,002,165

Ares Capital Corp.			356,459	5,995,640

Commercial Banks 0.21%

Ameris Bancorp			89,592	834,997

Talmer Bank & Trust Company (I)(R)			1,023,611	5,693,965

Real Estate Investment Trusts 0.80%

Chimera Investment Corp.			578,805	2,263,128

Homburg Canada Real Estate Investment Trust, Class A (I)			862,868	11,444,345

Invesco Mortgage Capital, Inc.			158,915	3,618,495

MFA Financial, Inc.			287,605	2,369,865

Plum Creek Timber Company, Inc.			63,962	2,591,740

Weyerhaeuser Company			131,876	2,840,608

Thrifts & Mortgage Finance 0.04%

Capitol Federal Financial, Inc.			98,460	1,176,597

Health Care 0.13%				3,953,619

Health Care Providers & Services 0.04%

Laboratory Corp. of America Holdings			12,543	1,264,711

Pharmaceuticals 0.09%

Johnson & Johnson			39,960	2,688,908

See notes to financial statements	Annual report | Strategic Income Fund	29

	Shares	Value
Materials 0.36%		$11,441,614

Chemicals 0.28%

LyondellBasell Industries, Class A	200,635	8,789,819

Containers & Packaging 0.08%

Rock-Tenn Company, Class A	34,515	2,651,795

Telecommunication Services 0.04%		1,411,848

Diversified Telecommunication Services 0.03%

Chunghwa Telecom Company, Ltd., ADR	23,597	771,622

Colt Telecom Group SA (I)	31,242	74,717

Deutsche Telekom AG, SADR	8,253	122,309

Manitoba Telecom Services, Inc.	910	32,359

Wireless Telecommunication Services 0.01%

USA Mobility, Inc.	25,267	410,841

Preferred Securities 2.29%		$71,713,872

(Cost $69,109,911)

Consumer Discretionary 0.55%		17,080,425

Automobiles 0.15%

General Motors Company, 4.750%, Series B	94,000	4,709,400

Hotels, Restaurants & Leisure 0.40%

Greektown Superholdings, Inc., Series A,
7.750% (I)(V)	164,947	12,371,025

Energy 0.12%		3,861,800

Oil, Gas & Consumable Fuels 0.12%

Apache Corp., Series D, 6.000%	58,046	3,861,800

Financials 1.62%		50,771,647

Commercial Banks 0.71%

Wells Fargo & Company, 7.500%, Series L	10,755	11,669,175

Zions Bancorporation, Series C, 9.500%	395,200	10,445,136

Diversified Financial Services 0.83%

Bank of America Corp., 7.250%, Series L	13,290	13,954,500

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)	114,140	3,182,223

Citigroup, Inc., 7.500%	73,270	8,829,035

Real Estate Investment Trusts 0.08%

FelCor Lodging Trust, Inc., Series A, 1.950%	99,725	2,691,578

Warrants 0.16%		$4,929,053

(Cost $3,374,054)

Citadel Broadcasting Corp. (Expiration Date: 6-3-30;
Strike Price: $0.001) (I)	146,698	4,929,053

30	Strategic Income Fund | Annual report	See notes to financial statements

		Maturity
	Yield* (%)	date	Par value	Value
Short-Term Investments 1.03%				$32,327,874

(Cost $32,327,874)

U.S. Government & Agency
Obligations 1.03%				32,300,000
Federal Home Loan Bank Discount Notes	0.010	06-01-11	$32,300,000	32,300,000

Repurchase Agreement 0.00%				27,874

Repurchase Agreement with State Street Corp. dated
5-31-11 at 0.010% to be repurchased at $27,874 on
6-1-11, collateralized by $30,000 U.S. Treasury Notes,
1.375% due 5-15-13 (valued at $30,540 including interest)			27,874	27,874

Total investments (Cost $2,886,492,784)† 100.74%			$3,154,376,357

Other assets and liabilities, net (0.74%)				($23,178,491)

Total net assets 100.00%			$3,131,197,866

The percentage shown for each investment category is the total value of the category as a percentage of the total net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
GBP — Pound Sterling
IDR — Indonesian Rupiah
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippines Peso
SEK — Swedish Krona
SGD — Singapore Dollar

ADR American Depositary Receipts

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

SADR Sponsored American Depositary Receipts

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a
					percentage
Issuer,	Acquisition	Acquisition	Beginning	Ending par	of Fund’s	Value as of
description	date	cost	par amount	amount	net assets	5-31-11

Talmer Bank &	4-30-10	$6,141,666	$1,023,611	$1,023,611	0.18%	$5,693,965
Trust Company
(formerly First
Michigan Bank)

See notes to financial statements	Annual report | Strategic Income Fund	31

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $901,045,382 or 28.78% of the Fund’s net assets as of 5-31-11.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

* Yield represents the annualized yield at the date of purchase.

† At 5-31-11, the aggregate cost of investment securities for federal income tax purposes was $2,895,255,214. Net unrealized appreciation aggregated $259,121,143, of which $296,387,693 related to appreciated investment securities and $37,266,550 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 5-31-11:

United States	53%
Canada	7%
United Kingdom	5%
Cayman Islands	4%
Singapore	3%
Brazil	3%
South Korea	3%
Australia	2%
Germany	2%
Indonesia	2%
Mexico	2%
New Zealand	2%
Philippines	2%
Sweden	2%
Other Countries	8%

32	Strategic Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-11

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,868,805,710)	$3,141,401,570
Investments in affiliated issuers, at value (Cost $17,687,074) (Note 8)	12,974,787

Total investments, at value (Cost $2,886,492,784)	3,154,376,357
Cash	91,370
Foreign currency, at value (Cost $8,971,343)	9,044,711
Cash held at broker for futures contracts	6,643,200
Receivable for fund shares sold	21,097,390
Receivable for forward foreign currency exchange contracts (Note 3)	5,311,440
Dividends and interest receivable	52,562,074
Other receivables and prepaid expenses	308,657

Total assets	3,249,435,199

Liabilities

Payable for investments purchased	90,908,937
Payable for forward foreign currency exchange contracts (Note 3)	16,784,764
Payable for fund shares repurchased	5,640,487
Payable for futures variation margin (Note 3)	389,249
Distributions payable	3,435,920
Payable to affiliates
Accounting and legal services fees	24,620
Transfer agent fees	383,436
Distribution and service fees	8,174
Trustees’ fees	80,301
Other liabilities and accrued expenses	581,445

Total liabilities	118,237,333

Net assets

Capital paid-in	$3,005,819,249
Accumulated distributions in excess of net investment income	(40,880,398)
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(88,222,472)
Net unrealized appreciation on investments, futures contracts and
translation of assets and liabilities in foreign currencies	254,481,487

Net assets	$3,131,197,866

See notes to financial statements	Annual report | Strategic Income Fund	33

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,775,462,069 ÷ 259,102,031 shares)	$6.85
Class B ($163,682,780 ÷ 23,885,417 shares)[1]	$6.85
Class C ($667,768,194 ÷ 97,450,982 shares)[1]	$6.85
Class I ($509,820,432 ÷ 74,552,616 shares)	$6.84
Class R1 ($9,456,981 ÷ 1,377,832 shares)	$6.86
Class R3 ($1,656,458 ÷ 242,009 shares)	$6.84
Class R4 ($1,163,627 ÷ 170,079 shares)	$6.84
Class R5 ($2,187,325 ÷ 319,762 shares)	$6.84

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$7.17

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

34	Strategic Income Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 5-31-11

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$172,437,960
Dividends	5,409,385
Less foreign taxes withheld	(999,067)

Total investment income	176,848,278

Expenses

Investment management fees (Note 5)	8,097,215
Distribution and service fees (Note 5)	11,173,842
Accounting and legal services fees (Note 5)	332,340
Transfer agent fees (Note 5)	3,961,122
Trustees’ fees (Note 5)	179,642
State registration fees	361,026
Printing and postage	199,821
Professional fees	199,818
Custodian fees	747,412
Registration and filing fees	172,384
Other	61,221

Total expenses	25,485,843

Net investment income	151,362,435

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	11,527,870
Futures contracts (Note 3)	(8,720,571)
Foreign currency transactions	(37,316,634)
(34,509,335)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	260,062,276
Investments in affiliated issuers	(4,712,287)
Futures contracts (Note 3)	(2,537,265)
Translation of assets and liabilities in foreign currencies	(26,666,726)

226,145,998

Net realized and unrealized gain	191,636,663

Increase in net assets from operations	$342,999,098

See notes to financial statements	Annual report | Strategic Income Fund	35

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-11	5-31-10
Increase (decrease) in net assets

From operations
Net investment income	$151,362,435	$116,838,690
Net realized loss	(34,509,335)	(9,175,729)
Change in net unrealized appreciation (depreciation)	226,145,998	171,573,320

Increase in net assets resulting from operations	342,999,098	279,236,281

Distributions to shareholders
From net investment income
Class A	(93,009,022)	(74,158,622)
Class B	(8,743,540)	(9,690,225)
Class C	(29,553,088)	(20,802,707)
Class I	(18,493,333)	(7,987,342)
Class R1	(542,644)	(439,195)
Class R3	(53,776)	(7,304)
Class R4	(69,609)	(23,249)
Class R5	(112,546)	(10,947)
From net realized gain
Class A	(3,654,696)	(5,106,572)
Class B	(388,571)	(722,905)
Class C	(1,331,983)	(1,593,582)
Class I	(595,891)	(546,383)
Class R1	(22,435)	(30,965)
Class R3	(2,154)	(141)
Class R4	(2,817)	(141)
Class R5	(4,581)	(1,324)

Total distributions	(156,580,686)	(121,121,604)

From Fund share transactions (Note 6)	1,095,941,888	588,598,187

Total increase	1,282,360,300	746,712,864

Net assets

Beginning of year	1,848,837,566	1,102,124,702

End of year	$3,131,197,866	$1,848,837,566

Accumulated distributions in excess of
net investment income	($40,880,398)	($2,303,869)

36	Strategic Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$6.32	$5.61	$6.40	$6.61	$6.81
Net investment income[1]	0.43	0.48	0.41	0.40	0.32
Net realized and unrealized gain (loss) on investments	0.55	0.73	(0.64)	(0.15)	0.07
Total from investment operations	0.98	1.21	(0.23)	0.25	0.39
Less distributions
From net investment income	(0.43)	(0.47)	(0.42)	(0.40)	(0.35)
From net realized gain	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.45)	(0.50)	(0.56)	(0.46)	(0.59)
Net asset value, end of year	$6.85	$6.32	$5.61	$6.40	$6.61
Total return (%)[2]	15.85	22.03	(3.06)	3.93	5.98

Ratios and supplemental data
Net assets, end of year (in millions)	$1,775	$1,155	$720	$765	$784
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	0.85	0.93[3]	0.90	0.87
Expenses net of fee waivers and credits	0.91	0.85	0.93[3]	0.90	0.87
Net investment income	6.42	7.77	7.23	6.00	4.80
Portfolio turnover (%)	33	67	43	52	118

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

CLASS B SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$6.33	$5.61	$6.40	$6.61	$6.81
Net investment income[1]	0.38	0.44	0.37	0.35	0.27
Net realized and unrealized gain (loss) on investments	0.54	0.73	(0.64)	(0.14)	0.07
Total from investment operations	0.92	1.17	(0.27)	0.21	0.34
Less distributions
From net investment income	(0.38)	(0.42)	(0.38)	(0.36)	(0.30)
From net realized gain	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.40)	(0.45)	(0.52)	(0.42)	(0.54)
Net asset value, end of year	$6.85	$6.33	$5.61	$6.40	$6.61
Total return (%)[2]	14.86	21.37	(3.73)	3.21	5.27

Ratios and supplemental data

Net assets, end of year (in millions)	$164	$144	$131	$184	$242
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61	1.55	1.63[3]	1.60	1.54
Expenses net of fee waivers and credits	1.61	1.55	1.63[3]	1.60	1.54
Net investment income	5.75	7.07	6.51	5.27	4.12
Portfolio turnover (%)	33	67	43	52	118

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

See notes to financial statements	Annual report | Strategic Income Fund	37

CLASS C SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$6.32	$5.61	$6.40	$6.61	$6.81
Net investment income[1]	0.38	0.44	0.37	0.35	0.27
Net realized and unrealized gain (loss) on investments	0.55	0.72	(0.64)	(0.14)	0.07
Total from investment operations	0.93	1.16	(0.27)	0.21	0.34
Less distributions
From net investment income	(0.38)	(0.42)	(0.38)	(0.36)	(0.30)
From net realized gain	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.40)	(0.45)	(0.52)	(0.42)	(0.54)
Net asset value, end of year	$6.85	$6.32	$5.61	$6.40	$6.61
Total return (%)[2]	15.04	21.18	(3.73)	3.21	5.24

Ratios and supplemental data

Net assets, end of year (in millions)	$668	$400	$201	$193	$219
Ratios (as a percentage of average net assets):
Expenses before reductions	1.61	1.55	1.63[3]	1.60	1.57
Expenses net of fee waivers and credits	1.61	1.55	1.63[3]	1.60	1.57
Net investment income	5.71	7.05	6.53	5.29	4.10
Portfolio turnover (%)	33	67	43	52	118

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

CLASS I SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$6.31	$5.59	$6.40	$6.61	$6.81
Net investment income[1]	0.45	0.51	0.42	0.42	0.34
Net realized and unrealized gain (loss) on investments	0.55	0.73	(0.65)	(0.14)	0.07
Total from investment operations	1.00	1.24	(0.23)	0.28	0.41
Less distributions
From net investment income	(0.45)	(0.49)	(0.44)	(0.43)	(0.37)
From net realized gain	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.47)	(0.52)	(0.58)	(0.49)	(0.61)
Net asset value, end of year	$6.84	$6.31	$5.59	$6.40	$6.61
Total return (%)	16.36	22.71	(3.03)	4.33	6.38

Ratios and supplemental data

Net assets, end of year (in millions)	$510	$141	$45	$13	$16
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.48	0.57[2]	0.51	0.49
Expenses net of fee waivers and credits	0.48	0.48	0.57[2]	0.51	0.49
Net investment income	6.77	8.10	7.70	6.35	5.19
Portfolio turnover (%)	33	67	43	52	118

1 Based on the average daily shares outstanding.
2 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

38	Strategic Income Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	5-31-11	5-31-10	5-31-09	5-31-08	5-31-07

Per share operating performance

Net asset value, beginning of year	$6.33	$5.61	$6.40	$6.61	$6.81
Net investment income[1]	0.41	0.46	0.38	0.37	0.29
Net realized and unrealized gain (loss) on investments	0.56	0.73	(0.64)	(0.14)	0.07
Total from investment operations	0.97	1.19	(0.26)	0.23	0.36
Less distributions
From net investment income	(0.42)	(0.44)	(0.39)	(0.38)	(0.32)
From net realized gain	(0.02)	(0.03)	(0.14)	(0.06)	(0.24)
Total distributions	(0.44)	(0.47)	(0.53)	(0.44)	(0.56)
Net asset value, end of year	$6.86	$6.33	$5.61	$6.40	$6.61
Total return (%)	15.68	21.61	(3.44)	3.46	5.58

Ratios and supplemental data

Net assets, end of year (in millions)	$9	$8	$5	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13	1.22	1.33	1.35	1.26
Expenses net of fee waivers and credits	1.13	1.22	1.33	1.35	1.26
Net investment income	6.24	7.42	6.81	5.54	4.44
Portfolio turnover (%)	33	67	43	52	118

1 Based on the average daily shares outstanding.

CLASS R3 SHARES Period ended	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of year	$6.31	$5.59	$5.58
Net investment income[2]	0.41	0.47	0.01
Net realized and unrealized gain on investments	0.56	0.72	0.01
Total from investment operations	0.97	1.19	0.02
Less distributions
From net investment income	(0.42)	(0.44)	(0.01)
From net realized gain	(0.02)	(0.03)	—
Total distributions	(0.44)	(0.47)	(0.01)
Net asset value, end of year	$6.84	$6.31	$5.59
Total return (%)	15.73	21.80[3]	0.36[3,4]

Ratios and supplemental data

Net assets, end of year (in millions)	$2	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.63	3.49[6,7]
Expenses net of fee waivers and credits	1.08	1.25	1.25[6,7]
Net investment income	6.10	7.43	6.02[6]
Portfolio turnover (%)	33	67	43

1 The inception date for Class R3 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

See notes to financial statements	Annual report | Strategic Income Fund	39

CLASS R4 SHARES Period ended	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of year	$6.31	$5.59	$5.58
Net investment income[2]	0.43	0.49	0.01
Net realized and unrealized gain on investments	0.56	0.72	0.01
Total from investment operations	0.99	1.21	0.02
Less distributions
From net investment income	(0.44)	(0.46)	(0.01)
From net realized gain	(0.02)	(0.03)	—
Total distributions	(0.46)	(0.49)	(0.01)
Net asset value, end of year	$6.84	$6.31	$5.59
Total return (%)	16.06	22.17[3]	0.36[3,4]

Ratios and supplemental data

Net assets, end of year (in millions)	$1	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.92	3.25[6,7]
Expenses net of fee waivers and credits	0.80	0.92	0.95[6,7]
Net investment income	6.56	7.74	6.32[6]
Portfolio turnover (%)	33	67	43

1 The inception date for Class R4 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

CLASS R5 SHARES Period ended	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of year	$6.31	$5.59	$5.58
Net investment income[2]	0.45	0.52	0.01
Net realized and unrealized gain on investments	0.55	0.71	0.01
Total from investment operations	1.00	1.23	0.02
Less distributions
From net investment income	(0.45)	(0.48)	(0.01)
From net realized gain	(0.02)	(0.03)	—
Total distributions	(0.47)	(0.51)	(0.01)
Net asset value, end of year	$6.84	$6.31	$5.59
Total return (%)[3]	16.34	22.52[3]	0.36[3,4]

Ratios and supplemental data

Net assets, end of year (in millions)	$2	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53	0.99	3.00[6,7]
Expenses net of fee waivers and credits	0.53	0.65	0.65[6,7]
Net investment income	6.80	8.23	6.62[6]
Portfolio turnover (%)	33	67	43

1 The inception date for Class R5 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.03%.

40	Strategic Income Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Strategic Income Fund (the Fund) is a diversified series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Strategic Income Fund	41

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 5-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,747,682,278	—	$1,689,345,429	$58,336,849
Convertible Bonds	90,834,690	—	90,834,690	—
Municipal Bonds	113,800,098	—	113,800,098	—
Foreign Government
Obligations	674,707,107	—	674,707,107	—
Term Loans	139,360,363	—	139,360,363	—
Capital Preferred Securities	38,173,031	—	38,173,031	—
Collateralized Mortgage
Obligations	125,285,704	—	111,843,221	13,442,483
Asset Backed Securities	29,800,345	—	20,260,482	9,539,863
Common Stocks	85,761,942	$70,722,415	3,793,342	11,246,185
Preferred Securities	71,713,872	59,342,847	12,371,025	—
Warrants	4,929,053	4,929,053	—	—
Short-Term Investments	32,327,874	—	32,327,874	—

Total Investments in
Securities	$3,154,376,357	$134,994,315	$2,926,816,662	$92,565,380
Other Financial
Instruments
Futures	($2,537,265)	($2,537,265)	—	—
Forward Foreign
Currency Contract	($11,473,324)	—	($11,473,324)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

			COLLAT-
			ERALIZED
	CORPORATE	CONVERTIBLE	MORTGAGE	ASSET BACKED	COMMON	PURCHASED
	BONDS	BONDS	OBLIGATIONS	SECURITIES	STOCK	OPTIONS	TOTALS

Balance as of 5-31-10	$25,955,000	$11,454,705	$6,663,184	—	$5,620,264	$7,900	$49,701,053
Realized gain (loss)	(8,628,652)	—	(33,883)	—	(810,816)	(675,972)	(10,149,323)
Change in unrealized
appreciation (depreciation)	11,459,389	—	1,297,384	$3,675	2,897,561	668,072	16,326,081
Purchases	43,541,669	—	6,741,244	9,536,188	3,539,176	—	63,358,277
Sales	(17,766,172)	—	(72,925)	—	—	—	(17,839,097)
Transfers into Level 3	3,775,615	—	—	—	—	—	3,775,615
Transfer out of Level 3	—	(11,454,705)	(1,152,521)	—	—	—	(12,607,226)
Balance as of 5-31-11	$58,336,849	—	$13,442,483	$9,539,863	$11,246,185	—	$92,565,380
Change in unrealized at
period end*	$2,582,228	—	$1,263,500	$3,675	$2,086,745	—	$5,936,148

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices

42	Strategic Income Fund | Annual report

are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Annual report | Strategic Income Fund	43

At May 31, 2011, the Fund had $17,494,500 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flow so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the borrower or issuer has defaulted on its obligation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the year ended May 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s

44	Strategic Income Fund | Annual report

relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $67,494,123 available to offset future net realized capital gains as of May 31, 2011. Net capital losses of $5,636,380, that are the result of security transactions occurring after October 31, 2010 are treated as occurring on June 1, 2011, the first day of the Fund’s next taxable year. The following table details the capital loss carryforward available as of May 31, 2011:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2012	2013	2015	2016	2017	2018

$24,542,934	$21,276,412	$6,219,755	$664,392	$9,231,657	$5,558,973

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2011 and May 31, 2010 was as follows:

	MAY 31, 2011	MAY 31, 2010

Ordinary Income	$156,580,686	$121,121,604

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of May 31, 2011, the components of distributable earnings on a tax basis included $12,223,189 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Annual report | Strategic Income Fund	45

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, distributions payable, characterization of distributions, derivative transactions, amortization and accretion on debt securities, and expiration of capital loss carryforwards of $17,854,732.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the year ended May 31, 2011, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at May 31, 2011. During the year ended May 31, 2011, the Fund held futures contracts with absolute notional values ranging up to $339 million, as measured at each quarter end.

OPEN	NUMBER OF			NOTIONAL	UNREALIZED
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE (USD)	DEPRECIATION

U.S. Treasury 10-Year	2,768	Short	Sept 2011	($339,382,750)	($2,537,265)
Note Futures

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

46	Strategic Income Fund | Annual report

During the year ended May 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2011. During the year ended May 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $992.1 million to $3.9 billion, as measured at each quarter end.

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	40,500,000	$43,050,285	State Street Bank and	6-30-2011	$39,879
			Trust Company
CAD	27,282,814	28,220,000	Canadian Imperial	6-30-2011	(79,326)
			Bank of Commerce
EUR	42,700,000	60,416,230	Standard Chartered	6-30-2011	993,459
			Bank
EUR	26,900,000	38,074,395	State Street Bank and	6-30-2011	612,272
			Trust Company
GBP	26,900,000	43,896,227	Bank of Montreal	6-30-2011	338,960
GBP	26,900,000	43,728,640	Standard Chartered	6-30-2011	506,548
			Bank
GBP	42,700,000	69,029,247	State Street Bank and	6-30-2011	1,187,947
			Trust Company
NZD	13,500,000	10,591,830	UBS AG	6-30-2011	520,546
		$337,006,854			$4,120,285

Sells
AUD	13,500,000	$14,680,980	Toronto Dominion	6-30-2011	$317,592
			Bank
AUD	27,000,000	29,345,288	UBS AG	6-30-2011	618,512
CAD	27,189,688	28,220,000	Canadian Imperial	6-30-2011	175,380
			Bank of Commerce
CAD	93,126	96,399	Royal Bank of	6-30-2011	345
			Scotland PLC
EUR	26,900,000	38,173,790	State Street Bank and	6-30-2011	(512,876)
			Trust Company
EUR	42,700,000	60,441,850	Standard Chartered	6-30-2011	(967,839)
			Bank
EUR	65,432,320	92,652,164	Canadian Imperial	6-30-2011	(1,450,375)
			Bank of Commerce
EUR	6,350,000	8,923,528	Royal Bank of Canada	6-30-2011	(208,826)
GBP	26,900,000	44,007,189	Bank of Montreal	6-30-2011	(227,998)
GBP	341,424,110	549,581,748	Royal Bank of Canada	6-30-2011	(11,866,562)
GBP	26,900,000	44,082,375	Standard Chartered	6-30-2011	(152,813)
			Bank
GBP	28,300,000	45,529,323	UBS AG	6-30-2011	(1,008,068)
NZD	13,500,000	10,802,295	UBS AG	6-30-2011	(310,081)
		$966,536,929			($15,593,609)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put

Annual report | Strategic Income Fund	47

option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the year ended May 31, 2011, the Fund used purchased options to manage against anticipated currency exchange rates. During the year ended May 31, 2011, the Fund held purchased options with markets values ranging up to $12.5 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2011 by risk category:

			ASSET	LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Payable for futures	Futures†	—	($2,537,265)

Foreign exchange	Receivable/Payable for	Foreign forward	$5,311,440	(16,784,764)
contracts	forward foreign currency	currency contracts
	exchange contracts
Total			$5,311,440	($19,322,029)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2011:

	STATEMENT OF	INVESTMENTS		FOREIGN
	OPERATIONS	(PURCHASED	FUTURES	CURRENCY
RISK	LOCATION	OPTIONS)	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign exchange	Net realized	($4,466,198)	—	($48,961,979)	($53,428,177)
contracts	loss on

Interest rate	Net realized	—	($8,720,571)	—	($8,720,571)
contracts	loss on

Total		($4,466,198)	($8,720,571)	($48,961,979)	($62,148,748)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

48	Strategic Income Fund | Annual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2011:

				TRANSLATION
				OF ASSETS
		INVESTMENTS		AND LIABILITIES
	STATEMENT OF OPERATIONS	(PURCHASED	FUTURES	IN FOREIGN
RISK	LOCATION	OPTIONS)	CONTRACTS	CURRENCIES*	TOTAL

Foreign	Change in unreal-	$977,212	—	($27,886,119)	($26,908,907)
exchange	ized appreciation
contracts	(depreciation) of

Interest rate	Change in unreal-	—	($2,537,265)	—	($2,537,265)
contracts	ized appreciation
	(depreciation) of
Total		$977,212	($2,537,265)	($27,886,119)	($29,446,172)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of Operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average daily net assets, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund’s average daily net assets in excess of $650,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2011 were equivalent to an annual effective rate of 0.34% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 1.23%, 1.13%, 0.83% and 0.53% for Class R1, Class R3, Class R4 and Class R5 shares, respectively. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2011.

Annual report | Strategic Income Fund	49

Prior to July 1, 2010, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 1.25%, 0.95% and 0.65% for Class R3, Class R4 and Class R5 shares, respectively.

During the year ended May 31, 2011, there were no waivers or reimbursements related to these agreements.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the year ended May 31, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,331,249 for the year ended May 31, 2011. Of this amount, $760,385 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,375,020 was paid as sales commissions to broker-dealers and $195,844 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2011, CDSCs received by the Distributor amounted to $173,128 and $82,964 for Class B and Class C shares, respectively.

50	Strategic Income Fund | Annual report

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the year ended May 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$4,366,217	$2,612,552
Class B	1,530,245	275,702
Class C	5,205,380	933,962
Class I	—	134,498
Class R1	62,442	2,797
Class R3	5,202	444
Class R4	3,447	472
Class R5	909	695

Total	$11,173,842	$3,961,122

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Annual report | Strategic Income Fund	51

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2011 and May 31, 2010 were as follows:

		Year ended 5-31-11	Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	128,108,796	$851,148,552	91,231,867	$566,466,551
Distributions reinvested	11,443,690	76,109,362	9,791,791	60,997,589
Repurchased	(63,142,701)	(420,900,481)	(46,762,008)	(295,613,131)

Net increase	76,409,785	$506,357,433	54,261,650	$331,851,009

Class B shares

Sold	8,298,671	$55,101,464	6,738,411	$41,731,374
Distributions reinvested	974,846	6,469,980	1,123,078	6,980,342
Repurchased	(8,074,583)	(53,569,007)	(8,512,265)	(52,693,134)

Net increase (decrease)	1,198,934	$8,002,437	(650,776)	($3,981,418)

Class C shares

Sold	44,154,740	$293,716,605	33,020,844	$204,735,325
Distributions reinvested	2,962,913	19,714,634	2,181,837	13,620,678
Repurchased	(12,858,627)	(85,526,331)	(7,947,591)	(49,503,582)

Net increase	34,259,026	$227,904,908	27,255,090	$168,852,421

Class I shares

Sold	60,382,422	$404,086,714	21,691,846	$134,494,178
Distributions reinvested	1,939,247	12,970,648	711,830	4,475,056
Repurchased	(10,138,767)	(67,646,577)	(8,032,687)	(50,779,333)

Net increase	52,182,902	$349,410,785	14,370,989	$88,189,901

Class R1 shares

Sold	731,255	$4,890,569	572,568	$3,556,170
Distributions reinvested	64,923	431,407	60,072	373,928
Repurchased	(619,291)	(4,154,008)	(286,867)	(1,778,821)

Net increase	176,887	$1,167,968	345,773	$2,151,277

Class R3 shares

Sold	209,263	$1,396,671	65,551	$419,404
Distributions reinvested	8,336	55,883	940	6,035
Repurchased	(41,529)	(275,048)	(5,033)	(31,766)

Net increase	176,070	$1,177,506	61,458	$393,673

Class R4 shares

Sold	70,831	$469,354	168,705	$1,053,401
Distributions reinvested	10,916	72,417	3,431	21,979
Repurchased	(59,047)	(389,673)	(29,238)	(186,799)

Net increase	22,700	$152,098	142,898	$888,581

Class R5 shares

Sold	305,421	$1,971,091	64,352	$405,993
Distributions reinvested	17,566	117,063	1,709	10,807
Repurchased	(47,717)	(319,401)	(26,050)	(164,057)

Net increase	275,270	$1,768,753	40,011	$252,743

Net increase	164,701,574	$1,095,941,888	95,827,093	$588,598,187

52	Strategic Income Fund | Annual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $1,895,582,233 and $785,797,002, respectively, for the year ended May 31, 2011. Purchases and sales of U.S. Treasury obligations aggregated $0 and $3,086,121, respectively, for the year ended May 31, 2011.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended May 31, 2011, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings, Inc.,
Common
Bought: 8,564
Sold: none	—	8,564	—	—	$603,762
Greektown Superholdings, Inc.,
Preferred
Bought: 164,947
Sold: none	—	164,947	—	—	$12,371,025

Annual report | Strategic Income Fund	53

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Strategic Series and
Shareholders of John Hancock Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Strategic Income Fund (the “Fund”) at May 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 28, 2011

54	Strategic Income Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended May 31, 2011.

With respect to the ordinary dividends paid by the Fund for the fiscal period ended May 31, 2011, the Fund designates the maximum amount allowable for the corporate dividends-received deduction.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Shareholders will be mailed a 2011 1099-DIV in January 2012. This will reflect the total of all distributions for the calendar year 2011.

Annual report | Strategic Income Fund	55

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	47

Chairperson (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1994	47

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1987	47

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson,[2] Born: 1952	2008	47

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2] Born: 1938	1994	47

Vice Chairperson (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice
President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998);
Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

56	Strategic Income Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	47

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2005	47

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	47

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational
Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	47

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie,[4] Born: 1959	2010	47

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Annual report | Strategic Income Fund	57

Non-Independent Trustees[3] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	47

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

58	Strategic Income Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone,[4] Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010);
Assistant Treasurer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable
Insurance Trust (2007–2009); Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President,
Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

4 Messrs. McHaffie and Schiavone were appointed by the Board of Trustees effective 8-31-10.

Annual report | Strategic Income Fund	59

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

60	Strategic Income Fund | Annual report

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.	9100A 5/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/11

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $40,473 for the fiscal year ended May 31, 2011 and $36,812 for the fiscal year ended May 31, 2010. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related services fees amounted to $347 for the fiscal year ended May 31, 2011 and $1,184 for the fiscal year ended May 31, 2010 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was service provider internal controls review.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,979 for the fiscal year ended May 31, 2011 and $2,892 for the fiscal year ended May 31, 2010. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

All other fees amounted to $182 for the fiscal year ended May 31, 2011 and $75 for the fiscal year ended May 31, 2010 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2011, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,912,123 for the fiscal year ended May 31, 2011, and $5,214,099 for the fiscal year ended May 31, 2010.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Deborah C. Jackson
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable. (b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date:	July 21, 2011

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	July 21, 2011